First Quarter Report
October 31, 2023 (Unaudited)
Columbia Income Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b)	275,078	1
Telesat Corp.(a)	101	1,030
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		1,092
Total Communication Services		1,092
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	581	75,391
Total Consumer Discretionary		75,391
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(a)	1,298	6,347
Total Industrials		6,347
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		82,830

Convertible Bonds 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	11,781,000	6,037,763
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	3,815,881	3,289,289
Total Convertible Bonds (Cost $13,416,496)			9,327,052

Corporate Bonds & Notes 91.6%

Aerospace & Defense 1.5%
Bombardier, Inc.(d)
03/15/2025	7.500%	207,000	206,942
04/15/2027	7.875%	1,135,000	1,092,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	967,000	993,368
TransDigm, Inc.(d)
03/15/2026	6.250%	6,335,000	6,194,045
08/15/2028	6.750%	1,712,000	1,663,836
Total			10,151,036
Airlines 2.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	6,284,451	6,110,936
04/20/2029	5.750%	3,367,830	3,037,814
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,768,737	2,045,227
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	3,556,366	3,513,212
Total			14,707,189
Automotive 2.7%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,087,000	1,050,345
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,230,821
Ford Motor Co.
02/12/2032	3.250%	917,000	691,170
01/15/2043	4.750%	532,000	369,006
Ford Motor Credit Co. LLC
03/18/2024	5.584%	680,000	676,727
11/01/2024	4.063%	1,439,000	1,401,773
06/16/2025	5.125%	2,268,000	2,203,746
11/13/2025	3.375%	123,000	114,768
01/08/2026	4.389%	1,730,000	1,639,712
08/17/2027	4.125%	2,258,000	2,051,715
11/04/2027	7.350%	1,280,000	1,295,416
11/13/2030	4.000%	1,780,000	1,466,114
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,434,730
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,853,304
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	922,000	895,530
Total			18,374,877
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	548,000	538,626
2	Columbia Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/20/2025	5.750%	967,000	924,148
Total			1,462,774
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC(d)
03/01/2028	6.250%	104,000	96,120
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,636,000	2,647,378
NFP Corp.(d)
08/15/2028	4.875%	5,630,000	4,950,911
10/01/2030	7.500%	2,070,000	1,963,483
Total			9,657,892
Building Materials 1.4%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,090,000	1,877,338
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,288,946
08/01/2030	6.500%	1,436,000	1,371,818
SRS Distribution, Inc.(d)
07/01/2028	4.625%	3,064,000	2,673,356
Total			9,211,458
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	2,936,317
03/01/2030	4.750%	5,761,000	4,753,521
08/15/2030	4.500%	3,250,000	2,609,220
02/01/2032	4.750%	2,106,000	1,644,063
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	460,000	332,112
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	1,747,571
02/15/2031	3.375%	8,186,000	5,243,574
DISH DBS Corp.
06/01/2029	5.125%	2,339,000	1,202,545
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	1,347,000	1,032,719
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,551,710
07/15/2028	4.000%	665,000	565,324
07/01/2030	4.125%	3,996,000	3,172,463
Videotron Ltd.(d)
06/15/2029	3.625%	1,844,000	1,555,932
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,053,820
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	2,993,952
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(d)
01/15/2030	4.875%	5,316,000	4,251,559
Total			38,646,402
Chemicals 3.9%
Ashland LLC(d)
09/01/2031	3.375%	1,528,000	1,172,643
Avient Corp.(d)
08/01/2030	7.125%	1,435,000	1,386,605
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,547,066
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	1,738,000	1,600,625
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,452,557
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,353,947
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,662,347
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,550,951
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	647,936
Ingevity Corp.(d)
11/01/2028	3.875%	2,309,000	1,890,984
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,578,012
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	2,184,000	1,742,608
11/15/2028	9.750%	2,823,000	2,758,910
SPCM SA(d)
03/15/2027	3.125%	854,000	754,399
Tronox, Inc.(d)
03/15/2029	4.625%	242,000	190,007
WR Grace Holdings LLC(d)
06/15/2027	4.875%	3,036,000	2,731,035
08/15/2029	5.625%	1,658,000	1,284,988
03/01/2031	7.375%	442,000	409,735
Total			26,715,355
Construction Machinery 1.0%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	4,700,669
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,634,333

Columbia Income Opportunities Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	366,593
03/15/2031	7.750%	440,000	441,682
Total			7,143,277
Consumer Cyclical Services 2.2%
APX Group, Inc.(d)
02/15/2027	6.750%	1,365,000	1,318,543
Arches Buyer, Inc.(d)
06/01/2028	4.250%	3,007,000	2,489,961
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	342,002
02/15/2029	5.625%	1,794,000	1,626,508
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,225,000	3,232,082
08/15/2029	4.500%	6,681,000	5,895,673
Total			14,904,769
Consumer Products 1.7%
Acushnet Co.(d)
10/15/2028	7.375%	336,000	336,696
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	3,212,000	3,062,370
Newell Brands, Inc.
09/15/2027	6.375%	580,000	543,216
09/15/2029	6.625%	820,000	755,006
Newell, Inc.
04/01/2026	5.200%	730,000	688,793
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,096,309
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,385,000	1,030,972
02/01/2032	4.375%	450,000	330,041
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	990,000	888,135
07/15/2030	5.500%	647,000	579,855
Total			11,311,393
Diversified Manufacturing 1.5%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	955,994
01/01/2031	9.500%	333,000	343,079
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	1,420,000	1,351,931
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,225,869
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,301,677
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,137,011
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,608,225
06/15/2028	7.250%	156,000	155,155
Total			10,078,941
Electric 4.9%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,369,414
02/15/2031	3.750%	7,352,000	5,757,734
01/15/2032	3.750%	2,834,000	2,148,140
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,229,298
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	1,511,000	1,236,379
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	5,194,000	4,724,049
09/15/2027	4.500%	1,856,000	1,663,938
NRG Energy, Inc.(d)
06/15/2029	5.250%	4,256,000	3,763,354
02/15/2031	3.625%	1,992,000	1,503,026
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,096,989
PG&E Corp.
07/01/2028	5.000%	668,000	605,289
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,922,000	2,674,791
01/15/2030	4.750%	2,488,000	2,116,193
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	1,857,000	1,770,396
10/15/2031	7.750%	1,740,000	1,679,884
Total			33,338,874
Environmental 1.2%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	258,901
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,455,134
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,819,000	4,438,427
Total			8,152,462
Finance Companies 2.9%
Aretec Escrow Issuer 2, Inc.(d),(f)
08/15/2030	10.000%	1,641,000	1,660,216
Navient Corp.
06/25/2025	6.750%	2,470,000	2,412,317

4	Columbia Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.(f)
03/15/2031	11.500%	1,176,000	1,173,766
OneMain Finance Corp.
01/15/2029	9.000%	1,007,000	982,179
09/15/2030	4.000%	1,444,000	1,057,654
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	4,964,000	4,416,813
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	581,346
03/01/2031	3.875%	2,761,000	2,134,320
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	6,262,000	4,604,422
Springleaf Finance Corp.
03/15/2024	6.125%	544,000	542,733
11/15/2029	5.375%	158,000	130,504
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	106,000	88,676
Total			19,784,946
Food and Beverage 2.7%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,781,836
06/15/2030	6.000%	1,342,000	1,250,539
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	6,445,000	6,181,789
Post Holdings, Inc.(d)
03/01/2027	5.750%	928,000	885,298
01/15/2028	5.625%	1,446,000	1,343,077
04/15/2030	4.625%	909,000	762,712
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,189,241
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	2,757,000	2,239,624
US Foods, Inc.(d)
09/15/2028	6.875%	869,000	853,350
06/01/2030	4.625%	1,417,000	1,210,736
01/15/2032	7.250%	809,000	794,808
Total			18,493,010
Gaming 3.5%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	815,447
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	2,745,000	2,642,113
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	811,787
Churchill Downs, Inc.(d)
05/01/2031	6.750%	821,000	766,680
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	3,207,000	3,159,768
07/01/2025	6.250%	4,539,000	4,467,066
International Game Technology PLC(d)
02/15/2025	6.500%	2,529,000	2,513,764
04/15/2026	4.125%	1,252,000	1,179,654
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	366,000	357,496
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	2,854,921
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,339,000	2,011,828
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,306,049
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	901,000	884,194
Total			23,770,767
Health Care 7.1%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	465,763
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	619,232
04/15/2029	5.000%	1,620,000	1,451,357
AdaptHealth LLC(d)
03/01/2030	5.125%	2,151,000	1,636,352
Avantor Funding, Inc.(d)
07/15/2028	4.625%	2,186,000	1,949,616
11/01/2029	3.875%	3,787,000	3,168,149
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,366,544
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	1,115,000	996,055
04/01/2030	3.500%	1,764,000	1,385,040
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	786,756
03/15/2029	3.750%	923,000	782,027
03/15/2031	4.000%	989,000	807,547
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	4,635,000	3,291,930
02/15/2031	4.750%	244,000	164,115
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	689,939
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	683,025
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	764,000

Columbia Income Opportunities Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,296,605
05/15/2030	6.500%	702,000	681,067
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	5,079,000	4,324,591
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,363,264
Star Parent, Inc.(d)
10/01/2030	9.000%	1,859,000	1,847,026
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,594,035
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	962,972
Tenet Healthcare Corp.
01/01/2026	4.875%	1,425,000	1,367,100
02/01/2027	6.250%	7,243,000	6,957,913
01/15/2030	4.375%	897,000	759,567
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	1,605,000	1,371,211
Total			48,532,798
Home Construction 0.4%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,172,000	2,803,389
Independent Energy 4.8%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,468,000	1,455,773
Callon Petroleum Co.(d)
08/01/2028	8.000%	4,000	3,965
06/15/2030	7.500%	1,095,000	1,060,674
Civitas Resources, Inc.(d)
11/01/2030	8.625%	454,000	462,091
CNX Resources Corp.(d)
03/14/2027	7.250%	237,000	233,390
01/15/2029	6.000%	1,450,000	1,331,416
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	4,893,000	4,566,098
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	1,618,000	1,524,442
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	2,880,727
02/01/2029	5.750%	2,565,000	2,309,998
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,109,150
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	855,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/01/2030	6.625%	1,838,000	1,844,752
01/01/2031	6.125%	2,677,000	2,609,650
09/15/2036	6.450%	406,000	394,364
Permian Resources Operating LLC(d)
01/15/2032	7.000%	1,861,000	1,812,275
SM Energy Co.
07/15/2028	6.500%	1,486,000	1,431,192
Southwestern Energy Co.
02/01/2032	4.750%	5,293,000	4,551,787
Total			32,436,930
Leisure 2.9%
Carnival Corp.(d)
03/01/2026	7.625%	1,457,000	1,415,470
03/01/2027	5.750%	1,117,000	996,967
08/15/2029	7.000%	1,358,000	1,330,840
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	2,860,000	3,049,591
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,185,000	2,082,864
07/15/2028	5.250%	43,000	37,436
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	770,726
NCL Corp., Ltd.(d)
02/15/2027	5.875%	1,148,000	1,056,741
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	368,083
08/31/2026	5.500%	679,000	641,801
07/15/2027	5.375%	478,000	440,558
01/15/2029	9.250%	420,000	439,026
01/15/2030	7.250%	4,138,000	4,089,761
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	1,600,000	1,472,409
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,518,000	1,491,222
Total			19,683,495
Media and Entertainment 3.7%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	1,323,000	1,288,709
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	5,634,225
iHeartCommunications, Inc.
05/01/2026	6.375%	1,445,652	1,178,115
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	4,265,000	3,127,110

6	Columbia Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	3,108,000	2,768,813
01/15/2029	4.250%	1,222,000	995,842
03/15/2030	4.625%	3,133,000	2,527,774
Playtika Holding Corp.(d)
03/15/2029	4.250%	3,542,000	2,855,279
Roblox Corp.(d)
05/01/2030	3.875%	3,286,000	2,665,906
Univision Communications, Inc.(d)
08/15/2028	8.000%	500,000	473,013
06/30/2030	7.375%	1,529,000	1,348,310
Total			24,863,096
Metals and Mining 3.0%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	514,997
10/01/2031	5.125%	2,509,000	2,064,899
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,341,827
04/15/2029	3.750%	6,482,000	5,332,025
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	424,000	393,984
04/01/2029	6.125%	7,705,000	6,922,394
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	852,000	629,532
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,294,213
01/30/2030	4.750%	1,329,000	1,131,317
08/15/2031	3.875%	735,000	574,602
Total			20,199,790
Midstream 5.0%
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,517,260
DCP Midstream Operating LP
04/01/2044	5.600%	1,662,000	1,400,760
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,373,196
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	780,216
07/15/2048	6.500%	1,106,000	933,292
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,323,556
01/15/2029	4.500%	778,000	681,708
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	904,000	880,392
02/01/2028	5.000%	3,553,000	3,290,766
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,717,678
06/01/2026	6.000%	1,402,000	1,357,289
04/28/2027	5.625%	3,054,000	2,898,688
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	3,621,582
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,135,735
08/15/2031	4.125%	4,912,000	3,956,976
11/01/2033	3.875%	5,353,000	4,055,802
Total			33,924,896
Oil Field Services 0.8%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	365,000	341,988
Nabors Industries, Inc.(d)
05/15/2027	7.375%	813,000	760,365
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,255,000	1,234,998
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,499,000	2,504,559
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	414,000	419,923
02/01/2032	9.875%	414,000	419,894
Total			5,681,727
Other REIT 2.0%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	2,461,000	2,048,273
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,156,275
02/01/2027	4.250%	4,038,000	3,545,711
06/15/2029	4.750%	1,649,000	1,329,030
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,008,709
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,187,585
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	423,208
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	874,434
Service Properties Trust
03/15/2024	4.650%	1,652,000	1,631,523
10/01/2024	4.350%	771,000	739,182
Total			13,943,930

Columbia Income Opportunities Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 2.3%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	1,562,000	1,477,835
09/01/2029	4.000%	4,842,000	3,631,063
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,596,380
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	1,954,691
Sealed Air Corp.(d)
02/01/2028	6.125%	261,000	248,245
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,076,329
Total			15,984,543
Pharmaceuticals 1.0%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	1,065,000	921,656
06/01/2028	4.875%	2,366,000	1,175,267
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,356,000	1,136,411
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,142,967
Organon Finance 1 LLC(d)
04/30/2028	4.125%	797,000	688,526
04/30/2031	5.125%	2,485,000	1,941,765
Total			7,006,592
Property & Casualty 2.2%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,235,646
04/15/2028	6.750%	3,199,000	3,042,040
HUB International, Ltd.(d)
06/15/2030	7.250%	3,866,000	3,781,441
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
MGIC Investment Corp.
08/15/2028	5.250%	491,000	453,206
Radian Group, Inc.
03/15/2025	6.625%	197,000	195,046
03/15/2027	4.875%	1,162,000	1,081,353
Total			14,803,377
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.2%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,552,009
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,641,774
Total			8,193,783
Retailers 1.8%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	479,274
02/15/2032	5.000%	567,000	460,657
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	571,800
Hanesbrands, Inc.(d)
05/15/2026	4.875%	370,000	340,126
02/15/2031	9.000%	755,000	701,995
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	473,943
10/01/2030	6.625%	2,005,000	1,847,454
L Brands, Inc.
06/15/2029	7.500%	385,000	376,415
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	2,257,000	1,895,535
08/01/2031	8.250%	973,000	930,036
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	704,501
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,029,713
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	2,215,000	1,649,398
Total			12,460,847
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	1,085,000	1,065,173
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	839,191
Total			1,904,364
Technology 8.3%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	4,055,000	3,616,570
Block, Inc.
06/01/2031	3.500%	890,000	688,609
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,013,505
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,650,222

8	Columbia Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	300,000	297,580
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	807,000	774,594
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	968,975
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	836,000	712,600
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,401,592
06/15/2030	5.950%	2,153,000	1,969,473
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	3,278,000	3,232,455
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,336,000	2,003,854
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,333,445
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,719,000	2,256,571
Iron Mountain, Inc.(d)
09/15/2027	4.875%	3,459,000	3,173,471
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	2,745,748
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,126,083
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,511,000	2,460,853
NCR Corp.(d)
10/01/2028	5.000%	1,176,000	1,015,908
04/15/2029	5.125%	4,327,000	3,722,085
10/01/2030	5.250%	124,000	102,674
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,501,000	2,209,163
Picard Midco, Inc.(d)
03/31/2029	6.500%	4,667,000	4,095,844
PTC, Inc.(d)
02/15/2028	4.000%	263,000	234,316
Seagate HDD Cayman(d)
12/15/2029	8.250%	809,000	823,586
07/15/2031	8.500%	898,000	914,527
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,036,561
Synaptics, Inc.(d)
06/15/2029	4.000%	1,685,000	1,400,867
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,636,429
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	3,802,928
Total			56,421,088
Wireless 2.6%
Altice France SA(d)
02/01/2027	8.125%	1,558,000	1,316,529
01/15/2028	5.500%	3,438,000	2,554,581
07/15/2029	5.125%	2,921,000	2,000,979
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,296,788
Sprint Capital Corp.
11/15/2028	6.875%	3,518,000	3,599,051
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,557,778
07/15/2031	4.750%	3,314,000	2,667,514
Total			17,993,220
Wirelines 1.6%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	1,598,000	1,522,906
03/15/2031	8.625%	1,619,000	1,522,917
Iliad Holding SAS(d)
10/15/2026	6.500%	5,133,000	4,791,086
10/15/2028	7.000%	3,302,000	2,985,839
Total			10,822,748
Total Corporate Bonds & Notes (Cost $692,253,247)			623,566,035

Foreign Government Obligations(h) 0.7%

Canada 0.7%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	1,151,000	1,087,894
06/01/2027	5.250%	3,587,000	3,044,599
05/15/2029	4.250%	624,000	463,317
Total			4,595,810
Total Foreign Government Obligations (Cost $5,009,882)			4,595,810

Senior Loans 3.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.189%	4,608,726	4,341,558

Columbia Income Opportunities Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Surgery Center Holdings, Inc.(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 08/31/2026	9.203%	2,906,602	2,902,620
Media and Entertainment 0.7%
Cengage Learning, Inc.(i),(j)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.405%	4,601,841	4,546,941
Retailers 0.1%
PetSmart LLC(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.174%	693,227	683,841
Technology 1.6%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.924%	4,056,742	3,766,442
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.764%	5,333,436	5,300,689
3-month Term SOFR + 3.750% 05/04/2026	9.233%	1,486,080	1,482,082
Total			10,549,213
Total Senior Loans (Cost $23,629,021)			23,024,173

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(k),(l)	11,995,933	11,992,334
Total Money Market Funds (Cost $11,988,360)		11,992,334
Total Investments in Securities (Cost: $749,488,153)		672,588,234
Other Assets & Liabilities, Net		7,873,761
Net Assets		680,461,995

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Valuation based on significant unobservable inputs.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2023, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $538,763,255, which represents 79.18% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at October 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2023.
10	Columbia Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	19,521,756	47,293,788	(54,823,988)	778	11,992,334	1,527	250,816	11,995,933
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Opportunities Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT164_07_N01_(12/23)